REVENUE AND OTHER INCOME (Tables)	6 Months Ended
Jun. 30, 2021
REVENUE AND OTHER INCOME
Schedule of analysis about company's revenue and other income

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Revenue
Sale of goods	42,186	39,787
Sale of software use rights	7,921	—
Other income
Interest income	7	37
Other income	5	—
Consulting and management income	—	2,438
Exchange gain	—	149
Rental income	7,142	7,143

Schedule of operations by business segment

The following table shows the Company’s operations by business segment for the six months ended June 30, 2021 and 2020.

	For the Six Months Ended June 30,
	2021	2020
	RMB’000	RMB’000
Revenues
Sale of tile products	¥42,186	¥39,787
Sale of software use right	7,921	—
Total revenues	50,107	39,787

Cost of revenues
Sale of tile products	53,790	38,848
Sale of software use right	2,820	—
Total cost of revenues	56,610	38,848

Operating costs and expenses
Sale of tile products	50,709	112,362
Sale of software use right	1,977	—
Others	11,573	—
Total operating costs and expenses	64,259	112,362

Loss (income) from operations
Sale of tile products	68,094	111,508
Sale of software use right	(3,115)	—
Others	5,790	—
Loss from operations	70,769	111,508

	As of June 30, 2021	As of December 31, 2020
Segment assets
Sale of tile products	134,010	225,386
Sale of software use right	17,956	—
Others	27,493	—
Total assets	179,459	225,386